Variable Interest Entities - Additional Information (Details)		6 Months Ended	12 Months Ended
	Oct. 21, 2020	Jun. 26, 2021	Dec. 26, 2020
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Methodology use for determining whether enterprise is primary beneficiary			Further, management concluded that McAfee Corp. is FTW’s primary beneficiary based on two conditions. First, McAfee Corp., in its capacity as managing member with sole voting rights, has the power to direct the activities of FTW that most significantly impact its economic performance, including selecting, terminating and setting the compensation of management responsible for FTW’s policies and procedures, as well as establishing the strategic, operating and capital decisions of FTW in the ordinary course of business. Second, McAfee Corp. has an obligation to absorb potential losses of FTW or the right to receive potential benefits from FTW in proportion to its equity interest, which was 37.2% as of December 26, 2020. Management considers this exposure to be significant to FTW. As the primary beneficiary, McAfee Corp. consolidates the results of FTW for financial reporting purposes under the variable interest consolidation model guidance in ASC 810.
Foundation Technology Worldwide L L C
Variable Interest Entity [Line Items]
Percentage of ownership after the reorganization transaction	100.00%	100.00%	100.00%
Foundation Technology Worldwide L L C | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Variable interest entity, economic interest percentage			37.20%